Cover	Jan. 24, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On January 24, 2022, Adtalem Global Education Inc. (“Adtalem”) filed a Current Report on Form 8-K reporting under Item 7.01 a press release and investor presentation announcing entry into an agreement for the sale of its financial services segment and the posting of an investor presentation to its website that contains supplemental information about the sale of its financial services segment. This Amendment No. 1 to the Initial Form 8-K is being filed to disclose the entry into a material definitive agreement under Item 1.01. This Amendment No. 1 is also being filed to provide an updated Investor Presentation and corrects a typo in the Item 7.01 disclosure. No other changes have been made to the Amended 8-K which is being restated in its entirety for ease of reference.
Document Period End Date	Jan. 24, 2022
Entity File Number	001-13988
Entity Registrant Name	ADTALEM GLOBAL EDUCATION INC.
Entity Central Index Key	0000730464
Entity Tax Identification Number	36-3150143
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 West Monroe
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	866
Local Phone Number	374-2678
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock $0.01 Par Value
Trading Symbol	ATGE
Security Exchange Name	NYSE
CHICAGO STOCK EXCHANGE, INC [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock $0.01 Par Value
Trading Symbol	ATGE
Security Exchange Name	CHX